Notes Payable (Details) - Schedule of Notes Payable - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 1,719,749	$ 1,683,694	$ 1,683,694	$ 1,358,211
Less: Debt Discount	(117,128)	(314,108)	(314,108)	(15,547)
Less: Debt Issuance Costs
Outstanding Principal, Total	1,602,621	1,683,694	1,683,694	1,342,664
Less: Current Debt		(1,645,680)	(1,645,680)	(1,278,672)
Total Long-Term Debt	32,020	38,014	38,014	63,992
The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	198,577	$ 198,577	$ 198,577	$ 198,577
Interest Rate		1.00%	1.00%	1.00%
Maturity Date		May 2022		May 2022
The First December 2021 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total				$ 185,655
Interest Rate				10.00%
Maturity Date				June 2023
The Second December 2021 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	325,346			$ 313,979
Interest Rate		14.00%	14.00%	14.00%
Maturity Date		June 2023		June 2022
First Denver Bodega LLC Loan [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	32,645	$ 38,014	$ 38,014
Interest Rate		5.00%	5.00%	5.00%
Maturity Date		March 2025		March 2025
The Third May 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	6,554	$ 9,409	$ 9,409
Interest Rate
Maturity Date		November 2022		November 2022
The Fourth May 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	30,697	$ 31,701	$ 31,701
Interest Rate
Maturity Date		November 2022		November 2022
The Second June Loan agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	39,500	$ 39,500	$ 39,500
Interest Rate
Maturity Date		October 2022		October 2022
The First August 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	130,615	$ 130,615	$ 130,615
Interest Rate		14.00%	14.00%	14.00%
Maturity Date		June 2023		November 2022
The Second August 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	92,950	$ 387,950	$ 387,950
Interest Rate
Maturity Date		January 2023		January 2023
The First September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	47,439	$ 73,236	$ 73,236
Interest Rate
Maturity Date		September 2023		September 2023
The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	658,625	$ 763,625	$ 763,625
Interest Rate
Maturity Date		May 2023		May 2023
The Third September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	121,964	$ 256,964	$ 256,964
Interest Rate
Maturity Date		April 2023		April 2023
The November 2022 Loan [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 34,837	$ 68,211	$ 68,211
Interest Rate
Maturity Date		June 2023		June 2023
Seller’s Choice Note [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total				$ 660,000
Interest Rate				30.00%
Maturity Date				September 2020